Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Interest-Bearing Loans and Borrowings - Convertible Loan Notes

Interest-bearing loans and borrowings – convertible loan notes

(in £)
At January 1, 2018 calculated under IAS 39	1,977,393
Amounts restated through retained earnings	(123,865)

At January 1, 2018 under IFRS 9	1,853,528

Summary of Depreciation Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

•	Leasehold improvements ten years

•	Office equipment five years

•	IT equipment three years